Management of Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Management Of Capital [Abstract]
Equity	$ 182,874	$ 194,793	$ 157,355
Less cash	(7,313)	(10,309)	(3,259)
Capital	$ 175,561	$ 184,484	$ 154,096